Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Portfolio Income
Interest income	$ 9,198,858	$ 2,697,922
Interest expense	(1,126,204)	(277,328)
Net interest income	8,072,654	2,420,594
Realized losses on mortgage-backed securities	(1,198,160)	(307,795)
Unrealized losses on mortgage-backed securities	(10,732,690)	(805,932)
Gains (losses) on Eurodollar futures contracts	4,828,288	(39,725)
Net portfolio income	970,092	1,267,142
Expenses:
Management fees	664,100	248,900
Directors' fees and liability insurance	290,232	0
Audit, legal and other professional fees	419,999	177,906
Direct REIT operating expenses	167,989	199,979
Other administrative	125,778	106,014
Total expenses	1,668,098	732,799
Net (loss) income	$ (698,006)	$ 534,343
Basic and diluted net (loss) income per share
Basic	$ (0.23)	$ 0.54
Diluted	$ (0.23)	$ 0.54
Weighted Average Shares Outstanding
Weighted Average Number Of Basic Shares Outstanding	3,011,912	981,665
Weighted Average Number Of Diluted Shares Outstanding	3,011,912	981,665